GOING CONCERN (Details) (USD $)	0 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended		21 Months Ended
	May 31, 2011	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,108)	$ (2,022)	$ (2,076)	$ (575)	$ (1,496)	$ (721)	$ (9,092)	$ (2,792)	$ (4,868)	$ (7,976)	$ (17,068)